Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.2%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.0324%, 9/15/34 (144A)‡	$3,072,117	$3,068,130
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	505,677	514,193
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	2,393,142	2,418,620
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	2,268,170	2,295,647
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	3,491,964	3,485,921
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	3,756,000	3,456,156
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	8,238,000	8,473,604
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	707,484	725,634
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,122,676	1,329,562
Bank 2019-BN17, 3.7140%, 4/15/52	2,498,288	2,913,427
Bank 2019-BN18, 3.5840%, 5/15/62	4,251,505	4,921,217
Bank 2019-BN20, 3.0110%, 9/15/62	2,044,338	2,292,464
Bank 2019-BN23, 2.9200%, 12/15/52	3,677,640	4,098,378
Bank 2019-BNK24, 2.9600%, 11/15/62	864,000	966,850
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,887,091
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0024%, 8/15/36 (144A)‡	2,087,000	2,025,525
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	2,207,000	2,427,557
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.9024%, 11/15/35 (144A)‡	2,252,683	2,252,761
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0724%, 10/15/36 (144A)‡	4,248,108	4,248,754
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.2324%, 10/15/36 (144A)‡	689,190	687,795
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	4,457,000	4,724,783
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,229,000	2,315,086
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	2,194,823
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	3,343,000	3,218,220
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	851,000	774,638
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,266,808
CarMax Auto Owner Trust 2017-3, 2.7200%, 5/15/23	2,701,000	2,754,244
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 7/25/49 (144A)‡	452,594	465,322
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	2,003,305	2,013,591
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	2,052,973	2,039,729
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0481%, 11/25/24‡	463,190	472,409
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0481%, 10/25/28‡	655,858	677,117
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3981%, 1/25/29‡	1,618,556	1,677,034
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6981%, 7/25/29‡	2,195,855	2,235,738
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4981%, 1/25/31‡	1,444,445	1,417,835
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 4/25/31 (144A)‡	3,307,965	3,290,984
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	4,327,444	4,303,217
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	3,063,326	3,037,574
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 6/25/39 (144A)‡	2,112,054	2,097,703
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 7/25/39 (144A)‡	4,164,378	4,128,418
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 10/25/39 (144A)‡	4,677,184	4,485,978
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9481%, 1/25/40 (144A)‡	1,049,654	1,044,874
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	5,273,843	5,093,727
Cosmopolitan Hotel Trust 2017,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
ICE LIBOR USD 1 Month + 0.9300%, 1.0824%, 11/15/36 (144A)‡	$2,618,339	$2,532,043
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,213,570
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.1324%, 5/15/36 (144A)‡	7,812,000	7,809,067
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	1,624,590	1,672,489
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	1,022,670	1,078,945
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	1,298,880	1,402,387
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	718,678	719,800
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	916,095	970,167
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,366,300	3,561,105
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	2,025,660	2,170,368
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	6,470,108	6,875,253
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,061,917
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,694,010
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	587,992	597,833
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	950,931	966,853
Drive Auto Receivables Trust 2018-4, 3.6600%, 11/15/24	792,528	802,172
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	638,186	639,630
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1481%, 7/25/25‡	2,695,064	2,755,244
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8481%, 4/25/28‡	1,366,391	1,414,119
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	3,657,220	3,565,878
Fannie Mae REMICS, 3.0000%, 5/25/48	4,395,288	4,718,020
Fannie Mae REMICS, 3.0000%, 11/25/49	6,514,917	6,975,472
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 1.8481%, 1/25/50 (144A)‡	3,914,000	3,842,749
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.0000%, 3.1481%, 6/25/50 (144A)‡	3,858,224	3,867,658
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.7251%, 7/25/28‡	1,868,983	1,974,069
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.3019%, 9/25/50 (144A)‡	2,441,000	2,447,534
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1864%, 12/15/36 (144A)‡	1,067,000	1,031,121
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4864%, 12/15/36 (144A)‡	1,195,000	1,121,928
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7854%, 12/15/36 (144A)‡	1,332,000	1,231,824
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	1,603,823	1,904,885
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	2,669,380	3,112,434
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	2,189,000	2,431,150
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	3,112,000	3,337,144
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,528,338	3,700,118
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	3,528,338	3,606,152
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	4,962,500	5,141,136
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 12/25/49 (144A)‡	1,163,297	1,163,265
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 0.9981%, 11/25/51 (144A)‡	4,395,333	4,393,662
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 1.0500%, 1.1981%, 11/25/51 (144A)‡	385,333	385,241
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	2,782,000	3,000,301
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	1,423,916	1,624,919
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,221,000	2,488,755
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	2,249,599	2,655,024
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	3,365,443	4,053,281
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	925,321	996,921
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	585,260
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	591,680
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,673,440	2,697,295
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	3,381,448	3,119,020
Preston Ridge Partners Mortgage Trust 2019-1A, 4.5000%, 1/25/24 (144A)Ç	1,306,048	1,319,019
Preston Ridge Partners Mortgage Trust 2019-2A, 3.9670%, 4/25/24 (144A)Ç	2,524,860	2,538,245
Preston Ridge Partners Mortgage Trust 2019-3A, 3.3510%, 7/25/24 (144A)Ç	1,928,382	1,924,116
Preston Ridge Partners Mortgage Trust 2019-4A, 3.3510%, 11/25/24 (144A)Ç	2,557,099	2,562,407
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	1,035,691	1,026,741
Preston Ridge Partners Mortgage Trust 2020-2, 3.6710%, 8/25/25 (144A)Ç	2,063,106	2,071,715
Preston Ridge Partners Mortgage Trust 2020-3, 0%, 9/25/25 (144A)Ç	6,191,000	6,190,896
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	1,415,496	1,448,838
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	2,963,046	2,989,602
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	3,056,000	3,097,284
Santander Drive Auto Receivables Trust 2020-1 A2A, 2.0700%, 1/17/23	1,680,336	1,692,087

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	$1,966,679	$2,022,335
Sequoia Mortgage Trust 2013-7, 3.0000%, 6/25/43‡	582,971	598,608
Sequoia Mortgage Trust 2013-9, 3.5000%, 7/25/43 (144A)	276,242	285,804
Sequoia Mortgage Trust 2019-3, 3.5000%, 9/25/49 (144A)‡	570,479	586,428
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	923,525	945,968
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	807,791	808,190
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	2,001,313	2,011,098
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	6,658,573	6,650,430
Starwood Mortgage Residential Trust 2020-2, 2.7180%, 4/25/60 (144A)‡	1,835,612	1,864,316
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.0511%, 10/24/20 (144A)‡	9,057,000	9,056,743
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	767,333	845,780
Towd Point Asset Funding LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 4/25/48 (144A)‡	1,314,884	1,309,002
United Auto Credit Securitization Trust 2019-1 C, 3.1600%, 8/12/24 (144A)	1,635,000	1,651,410
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	7,100,000	7,103,872
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	3,097,169
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	3,558,263	3,557,905
Wells Fargo Mortgage Backed Securities Trust 2019-4,
3.5000%, 9/25/49 (144A)‡	1,339,878	1,364,326
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	1,136,853	1,174,270
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	324,815	339,725
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	2,092,828	2,216,425
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	2,351,000	2,576,530
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $307,104,832)		312,847,290
Bank Loans and Mezzanine Loans– 0.1%
Consumer Non-Cyclical – 0.1%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8990%, 8/1/27‡((cost $9,263,752)	9,263,752	8,993,528
Corporate Bonds– 22.2%
Banking – 3.8%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	9,368,000	10,577,609
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,777,215
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	14,103,000	14,892,578
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	4,689,000	5,023,091
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	2,051,000	2,232,739
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	8,577,000	9,100,197
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 5.8670%, 6.1250%‡,µ	5,859,000	5,939,561
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,042,000	3,367,338
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,067,000	2,180,468
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	5,635,000	6,052,610
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	8,887,000	8,623,988
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	9,899,000	11,196,429
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	6,795,000	8,149,534
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	3,565,000	3,657,690
Citigroup Inc, 5.9000%µ	452,000	462,830
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,450,102
Citizens Financial Group Inc, 3.7500%, 7/1/24	860,000	926,719
Citizens Financial Group Inc, 2.6380%, 9/30/32	2,820,000	2,809,641
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,778,000	1,817,979
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	2,059,409
Goldman Sachs Group Inc, 3.5000%, 4/1/25	15,092,000	16,651,733
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 3.9220%, 4.1653%‡,µ	8,396,000	8,251,589
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	3,742,000	3,731,453
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	2,865,000	2,835,605
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	16,792,000	17,538,181
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	8,352,000	9,524,893
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	5,778,000	6,944,916
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	13,078,000	13,979,202
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	12,644,000	13,235,438
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,606,065
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	7,086,695
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	5,500,000	5,283,190
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	1,882,000	1,886,115
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.0800%, 1.3640%, 1/30/27 (144A)‡	7,020,000	7,014,604
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	5,572,000	5,674,418

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Wells Fargo & Co, SOFR + 2.0000%, 2.1880%, 4/30/26‡	$2,367,000	$2,458,280
		232,000,104
Basic Industry – 0.6%
Allegheny Technologies Inc, 5.8750%, 12/1/27	4,100,000	3,938,665
Constellium NV, 5.7500%, 5/15/24 (144A)	4,159,000	4,231,782
Ecolab Inc, 4.8000%, 3/24/30	2,336,000	2,968,996
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	5,787,000	5,678,494
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,380,000	4,495,043
Nutrition & Biosciences Inc, 1.8320%, 10/15/27 (144A)	4,072,000	4,089,340
Nutrition & Biosciences Inc, 2.3000%, 11/1/30 (144A)	2,451,000	2,466,782
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	1,492,000	1,500,410
Nutrition & Biosciences Inc, 3.4680%, 12/1/50 (144A)	4,429,000	4,437,468
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,426,568
		36,233,548
Brokerage – 0.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	2,983,000	3,390,317
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	15,360,000	16,643,328
Intercontinental Exchange Inc, 3.7500%, 12/1/25	1,130,000	1,277,664
Intercontinental Exchange Inc, 2.1000%, 6/15/30	4,138,000	4,276,830
Intercontinental Exchange Inc, 1.8500%, 9/15/32	2,181,000	2,166,331
Intercontinental Exchange Inc, 2.6500%, 9/15/40	1,999,000	1,986,208
Intercontinental Exchange Inc, 3.0000%, 9/15/60	2,863,000	2,877,758
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,791,774
Raymond James Financial Inc, 4.6500%, 4/1/30	1,983,000	2,410,858
Raymond James Financial Inc, 4.9500%, 7/15/46	2,715,000	3,504,139
		40,325,207
Capital Goods – 1.8%
Avery Dennison Co, 2.6500%, 4/30/30	5,093,000	5,432,903
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	2,256,000	2,524,466
BAE Systems PLC, 1.9000%, 2/15/31 (144A)	3,168,000	3,135,380
BAE Systems PLC, 3.0000%, 9/15/50 (144A)	2,548,000	2,554,344
Boeing Co, 4.5080%, 5/1/23	6,065,000	6,384,922
Boeing Co, 4.8750%, 5/1/25	1,957,000	2,134,814
Boeing Co, 2.2500%, 6/15/26	504,000	490,446
Boeing Co, 3.6000%, 5/1/34	5,168,000	4,970,919
Boeing Co, 5.7050%, 5/1/40	4,984,000	5,817,674
Boeing Co, 5.8050%, 5/1/50	2,938,000	3,543,840
Boeing Co, 5.9300%, 5/1/60	2,292,000	2,830,436
General Dynamics Corp, 3.2500%, 4/1/25	3,543,000	3,921,859
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	2,336,109
General Dynamics Corp, 4.2500%, 4/1/50	1,005,000	1,309,528
General Electric Co, 3.4500%, 5/1/27	1,854,000	1,959,723
General Electric Co, 6.7500%, 3/15/32	2,125,000	2,671,253
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	3,563,000	3,914,236
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	6,055,000	6,223,574
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	6,409,000	7,349,191
Northrop Grumman Corp, 4.4000%, 5/1/30	3,546,000	4,359,312
Northrop Grumman Corp, 5.1500%, 5/1/40	1,541,000	2,067,938
Northrop Grumman Corp, 5.2500%, 5/1/50	1,981,000	2,835,324
Otis Worldwide Corp, 2.0560%, 4/5/25	2,877,000	3,021,887
United Rentals North America Inc, 3.8750%, 2/15/31	1,581,000	1,604,715
Vulcan Materials Co, 3.5000%, 6/1/30	2,835,000	3,172,863
Wabtec Corp, 4.4000%, 3/15/24	3,516,000	3,817,875
Wabtec Corp, 3.4500%, 11/15/26	975,000	1,034,949
Wabtec Corp, 4.9500%, 9/15/28	9,971,000	11,639,241
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	4,854,000	5,114,029
		108,173,750
Communications – 2.3%
AT&T Inc, 1.6500%, 2/1/28	3,063,000	3,066,301
AT&T Inc, 4.5000%, 3/9/48	3,118,000	3,559,660
AT&T Inc, 3.5000%, 9/15/53 (144A)	4,067,000	3,962,217
AT&T Inc, 3.5500%, 9/15/55 (144A)	2,127,000	2,034,684
AT&T Inc, 3.6500%, 9/15/59 (144A)	604,000	583,265
AT&T Inc, 3.5000%, 2/1/61	4,694,000	4,456,982
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	6,601,000	6,837,985
CenturyLink Inc, 6.4500%, 6/15/21	2,658,000	2,727,772
CenturyLink Inc, 5.8000%, 3/15/22	1,479,000	1,530,765
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.8000%, 4/1/31	4,500,000	4,667,542
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	936,000	1,247,699

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	$749,000	$887,635
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	4,793,000	5,478,133
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7000%, 4/1/51	4,654,000	4,599,674
Comcast Corp, 3.3000%, 4/1/27	3,768,000	4,262,487
Comcast Corp, 3.7500%, 4/1/40	1,775,000	2,070,581
Crown Castle International Corp, 3.6500%, 9/1/27	1,958,000	2,189,879
Crown Castle International Corp, 4.3000%, 2/15/29	3,161,000	3,684,560
Crown Castle International Corp, 3.1000%, 11/15/29	4,247,000	4,595,083
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	5,750,000	5,860,687
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	5,204,000	5,228,615
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	4,001,000	3,873,968
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,853,201
GCI LLC, 4.7500%, 10/15/28 (144A)	9,592,000	9,711,996
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	8,158,000	8,830,143
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,938,000	7,109,993
T-Mobile USA Inc, 3.5000%, 4/15/25 (144A)	3,170,000	3,478,187
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	12,066,000	13,508,370
T-Mobile USA Inc, 2.0500%, 2/15/28 (144A)	1,148,000	1,173,302
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	4,058,000	4,614,068
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	1,557,000	1,613,177
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	3,014,000	2,975,541
T-Mobile USA Inc, 3.3000%, 2/15/51 (144A)	2,616,000	2,578,460
Verizon Communications Inc, 3.0000%, 3/22/27	2,200,000	2,448,089
Verizon Communications Inc, 4.8620%, 8/21/46	1,321,000	1,807,051
Verizon Communications Inc, 4.5220%, 9/15/48	975,000	1,277,258
		141,385,010
Consumer Cyclical – 2.2%
AutoZone Inc, 3.7500%, 4/18/29	3,471,000	4,011,897
AutoZone Inc, 1.6500%, 1/15/31	5,263,000	5,171,655
Booking Holdings Inc, 4.1000%, 4/13/25	11,477,000	12,927,544
Booking Holdings Inc, 4.5000%, 4/13/27	5,945,000	6,976,700
Booking Holdings Inc, 4.6250%, 4/13/30	4,148,000	4,957,324
Choice Hotels International Inc, 3.7000%, 12/1/29	4,189,000	4,435,690
Choice Hotels International Inc, 3.7000%, 1/15/31	1,267,000	1,333,327
Dollar General Corp, 3.5000%, 4/3/30	3,266,000	3,714,784
Dollar General Corp, 4.1250%, 4/3/50	3,153,000	3,765,156
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	10,283,000	11,137,458
General Motors Co, 4.2000%, 10/1/27	1,542,000	1,651,787
General Motors Co, 5.0000%, 10/1/28	4,428,000	4,979,805
General Motors Co, 5.4000%, 4/1/48	1,505,000	1,662,892
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,570,000	2,787,472
General Motors Financial Co Inc, 4.3000%, 7/13/25	790,000	859,585
General Motors Financial Co Inc, 4.3500%, 1/17/27	2,216,000	2,406,807
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	693,000	702,917
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,394,193
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,878,255
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	383,102
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	4,670,000	4,833,170
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	1,839,000	1,914,454
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,582,895
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,932,100
Lowe's Cos Inc, 4.5000%, 4/15/30	5,499,000	6,790,378
Lowe's Cos Inc, 5.0000%, 4/15/40	2,810,000	3,681,081
Marriott International Inc, 5.7500%, 5/1/25	6,416,000	7,153,771
Mastercard Inc, 3.3000%, 3/26/27	4,422,000	5,055,092
McDonald's Corp, 3.3000%, 7/1/25	1,499,000	1,666,453
McDonald's Corp, 3.5000%, 7/1/27	2,915,000	3,317,586
McDonald's Corp, 3.6250%, 9/1/49	1,288,000	1,438,702
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,423,298
MGM Resorts International, 7.7500%, 3/15/22	544,000	573,403
Nordstrom Inc, 4.3750%, 4/1/30	4,539,000	3,669,630
O'Reilly Automotive Inc, 3.6000%, 9/1/27	90,000	102,328
O'Reilly Automotive Inc, 4.3500%, 6/1/28	696,000	827,851
O'Reilly Automotive Inc, 3.9000%, 6/1/29	4,040,000	4,720,761
Service Corp International/US, 3.3750%, 8/15/30	2,052,000	2,054,565
		132,875,868
Consumer Non-Cyclical – 3.8%
AbbVie Inc, 3.4500%, 3/15/22 (144A)	5,518,000	5,716,558
AbbVie Inc, 3.2500%, 10/1/22 (144A)	2,482,000	2,595,221
AbbVie Inc, 2.8000%, 3/15/23 (144A)	197,000	205,919
AbbVie Inc, 2.6000%, 11/21/24 (144A)	2,765,000	2,932,255

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
AbbVie Inc, 3.8000%, 3/15/25 (144A)	$2,964,000	$3,288,960
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	4,540,000	5,627,729
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	3,603,000	4,204,001
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	8,497,000	8,851,112
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	3,985,000	4,134,437
Baxter International Inc, 3.7500%, 10/1/25 (144A)	4,735,000	5,370,368
Baxter International Inc, 3.9500%, 4/1/30 (144A)	4,133,000	4,948,162
Boston Scientific Corp, 3.7500%, 3/1/26	2,874,000	3,274,400
Boston Scientific Corp, 4.0000%, 3/1/29	1,009,000	1,173,128
Boston Scientific Corp, 4.7000%, 3/1/49	1,617,000	2,131,378
Bristol-Myers Squibb Co, 3.4000%, 7/26/29	1,857,000	2,157,599
Campbell Soup Co, 3.9500%, 3/15/25	1,915,000	2,135,944
Cigna Corp, 3.4000%, 9/17/21	600,000	617,468
Cigna Corp, 2.4000%, 3/15/30	1,946,000	2,012,147
Cigna Corp, 3.2000%, 3/15/40	885,000	936,464
Cigna Corp, 3.4000%, 3/15/50	1,335,000	1,398,921
Coca-Cola Co, 3.3750%, 3/25/27	3,472,000	3,980,489
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	2,607,000	2,805,810
CVS Health Corp, 4.1000%, 3/25/25	1,201,000	1,356,947
CVS Health Corp, 3.0000%, 8/15/26	498,000	543,979
CVS Health Corp, 4.3000%, 3/25/28	3,115,000	3,643,989
CVS Health Corp, 4.1250%, 4/1/40	2,449,000	2,784,547
CVS Health Corp, 2.7000%, 8/21/40	1,926,000	1,842,213
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	3,259,388
CVS Health Corp, 4.2500%, 4/1/50	1,209,000	1,417,853
DaVita Inc, 4.6250%, 6/1/30 (144A)	4,493,000	4,611,615
DaVita Inc, 3.7500%, 2/15/31 (144A)	5,607,000	5,402,625
DH Europe Finance II Sarl, 2.2000%, 11/15/24	2,099,000	2,217,473
DH Europe Finance II Sarl, 2.6000%, 11/15/29	1,151,000	1,247,159
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,251,105
Diageo Capital PLC, 2.0000%, 4/29/30	2,989,000	3,076,950
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,485,728
Elanco Animal Health Inc, 5.2720%, 8/28/23	5,460,000	5,849,025
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	3,146,000	3,338,727
Hasbro Inc, 3.0000%, 11/19/24	1,869,000	1,979,964
Hasbro Inc, 3.5500%, 11/19/26	8,044,000	8,548,195
Hasbro Inc, 3.9000%, 11/19/29	8,515,000	8,934,210
Hasbro Inc, 5.1000%, 5/15/44	1,320,000	1,372,661
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,317,458
HCA Inc, 5.3750%, 2/1/25	2,189,000	2,396,955
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,290,240
HCA Inc, 5.3750%, 9/1/26	883,000	975,715
HCA Inc, 5.6250%, 9/1/28	1,250,000	1,429,938
HCA Inc, 5.8750%, 2/1/29	1,902,000	2,215,830
HCA Inc, 3.5000%, 9/1/30	6,704,000	6,826,089
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,573,000	2,797,932
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	4,122,000	4,575,296
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	5,751,930
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	2,039,000	2,447,285
Mars Inc, 4.2000%, 4/1/59 (144A)	1,714,000	2,182,410
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	3,844,000	4,043,203
Mondelez International Inc, 2.7500%, 4/13/30	720,000	783,555
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	2,033,000	2,031,231
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	393,000	390,703
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	3,932,000	3,852,357
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	3,923,000	3,785,663
Sysco Corp, 2.5000%, 7/15/21	629,000	637,795
Sysco Corp, 5.6500%, 4/1/25	3,781,000	4,470,578
Sysco Corp, 2.4000%, 2/15/30	1,208,000	1,217,693
Sysco Corp, 5.9500%, 4/1/30	8,085,000	10,202,843
Sysco Corp, 6.6000%, 4/1/40	4,697,000	6,326,388
Sysco Corp, 6.6000%, 4/1/50	3,580,000	4,995,901
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	2,746,000	3,128,583
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	6,440,000	7,940,398
Upjohn Inc, 1.6500%, 6/22/25 (144A)	884,000	904,709
		229,581,501
Electric – 1.0%
AEP Transmission Co LLC, 3.6500%, 4/1/50	2,835,000	3,343,389
Ameren Corp, 3.5000%, 1/15/31	11,657,000	13,317,365
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	2,398,000	2,982,977
Black Hills Corp, 2.5000%, 6/15/30	1,743,000	1,801,185

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Dominion Energy Inc, 3.3750%, 4/1/30	$5,928,000	$6,677,566
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	705,000	718,439
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	648,000	670,631
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	942,000	978,486
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	2,601,000	2,809,529
NRG Energy Inc, 7.2500%, 5/15/26	4,447,000	4,732,809
NRG Energy Inc, 6.6250%, 1/15/27	4,756,000	5,029,470
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	4,242,000	5,149,835
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,553,000	2,589,862
Southern Co, 3.7000%, 4/30/30	8,879,000	10,129,340
		60,930,883
Energy – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	4,749,000	4,933,039
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	10,717,000	10,998,321
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,589,000	1,747,627
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,185,000	1,292,383
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	194,760
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,466,000	6,451,193
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	1,871,000	2,127,115
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	3,174,000	3,294,538
ONEOK Inc, 5.8500%, 1/15/26	1,593,000	1,831,715
ONEOK Inc, 6.3500%, 1/15/31	3,407,000	3,963,356
ONEOK Inc, 7.1500%, 1/15/51	890,000	1,055,730
TransCanada PipeLines Ltd, 4.1000%, 4/15/30	7,412,000	8,542,534
		46,432,311
Finance Companies – 0.2%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	4,435,000	4,396,194
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	6,482,000	6,400,975
USAA Capital Corp, 2.1250%, 5/1/30 (144A)	284,000	299,014
		11,096,183
Financial Institutions – 0%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	3,106,966
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	5,540,000	4,414,069
Information Technology Services – 0.1%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	5,412,000	5,555,689
Insurance – 0.8%
Brown & Brown Inc, 4.5000%, 3/15/29	2,493,000	2,843,757
Brown & Brown Inc, 2.3750%, 3/15/31	955,000	963,529
Centene Corp, 4.7500%, 5/15/22	180,000	182,250
Centene Corp, 5.3750%, 6/1/26 (144A)	6,364,000	6,717,011
Centene Corp, 4.2500%, 12/15/27	5,363,000	5,612,004
Centene Corp, 4.6250%, 12/15/29	8,060,000	8,694,000
Centene Corp, 3.3750%, 2/15/30	3,535,000	3,667,562
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	12,101,000	12,349,070
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	7,876,716
		48,905,899
Real Estate Investment Trusts (REITs) – 0.3%
Agree LP, 2.9000%, 10/1/30	2,058,000	2,123,673
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	4,758,000	5,985,210
Camden Property Trust, 2.8000%, 5/15/30	6,129,000	6,661,269
Mid-America Apartment Communities Inc, 1.7000%, 2/15/31	2,044,000	2,010,992
		16,781,144
Technology – 3.4%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	3,061,041
Broadcom Inc, 4.7000%, 4/15/25	7,427,000	8,437,771
Broadcom Inc, 3.1500%, 11/15/25	6,292,000	6,786,369
Broadcom Inc, 4.1500%, 11/15/30	5,187,000	5,823,371
Broadcom Inc, 4.3000%, 11/15/32	4,150,000	4,731,288
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	8,389,000	9,082,145
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,760,000	5,964,307
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	5,481,000	5,491,469
Equifax Inc, 2.6000%, 12/1/24	6,943,000	7,410,012
Equifax Inc, 2.6000%, 12/15/25	4,708,000	5,039,414
Equifax Inc, 3.1000%, 5/15/30	4,291,000	4,671,734
Equinix Inc, 2.9000%, 11/18/26	1,688,000	1,820,085
Equinix Inc, 1.8000%, 7/15/27	5,872,000	5,923,491
Equinix Inc, 3.2000%, 11/18/29	3,797,000	4,183,139
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,697,861
FLIR Systems Inc, 2.5000%, 8/1/30	2,016,000	2,061,568
Gartner Inc, 3.7500%, 10/1/30 (144A)	1,038,000	1,049,989
Global Payments Inc, 3.2000%, 8/15/29	1,143,000	1,246,798

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Global Payments Inc, 2.9000%, 5/15/30	$4,310,000	$4,608,624
Keysight Technologies Inc, 3.0000%, 10/30/29	4,569,000	4,991,427
Leidos Inc, 2.9500%, 5/15/23 (144A)	808,000	848,949
Leidos Inc, 3.6250%, 5/15/25 (144A)	3,135,000	3,477,185
Leidos Inc, 4.3750%, 5/15/30 (144A)	4,468,000	5,228,811
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,469,306
Marvell Technology Group Ltd, 4.8750%, 6/22/28	6,730,000	8,117,553
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	6,452,000	6,679,025
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	5,055,000	5,243,968
Micron Technology Inc, 2.4970%, 4/24/23	6,560,000	6,811,813
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	443,100
MSCI Inc, 3.6250%, 9/1/30 (144A)	3,328,000	3,413,796
MSCI Inc, 3.8750%, 2/15/31 (144A)	4,798,000	5,000,476
PayPal Holdings Inc, 1.6500%, 6/1/25	2,243,000	2,322,630
PayPal Holdings Inc, 2.6500%, 10/1/26	6,511,000	7,102,862
PayPal Holdings Inc, 2.3000%, 6/1/30	2,592,000	2,734,799
Qorvo Inc, 3.3750%, 4/1/31 (144A)	5,951,000	6,052,911
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	5,287,000	5,253,956
ServiceNow Inc, 1.4000%, 9/1/30	3,043,000	2,957,462
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,722,457
Trimble Inc, 4.7500%, 12/1/24	5,510,000	6,102,625
Trimble Inc, 4.9000%, 6/15/28	9,681,000	11,418,112
Verisk Analytics Inc, 5.5000%, 6/15/45	1,616,000	2,239,235
Verisk Analytics Inc, 3.6250%, 5/15/50	2,972,000	3,381,129
VMware Inc, 4.5000%, 5/15/25	5,017,000	5,673,898
VMware Inc, 4.6500%, 5/15/27	5,629,000	6,558,696
		207,336,657
Transportation – 0.2%
United Parcel Service Inc, 3.9000%, 4/1/25	2,989,000	3,403,769
United Parcel Service Inc, 5.2000%, 4/1/40	1,707,000	2,337,302
United Parcel Service Inc, 5.3000%, 4/1/50	3,690,000	5,430,052
		11,171,123
Water Utilities – 0.1%
American Water Capital Corp, 2.8000%, 5/1/30	3,746,000	4,100,367
American Water Capital Corp, 3.4500%, 5/1/50	4,451,000	4,978,556
		9,078,923
Total Corporate Bonds (cost $1,249,829,028)		1,345,384,835
Mortgage-Backed Securities– 6.3%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	1,180,441	1,207,107
2.0000%, TBA, 15 Year Maturity	10,750,785	11,169,421
2.5000%, TBA, 15 Year Maturity	8,099,200	8,455,079
2.0000%, TBA, 30 Year Maturity	365,600	377,840
2.5000%, TBA, 30 Year Maturity	22,026,326	23,098,127
4.5000%, TBA, 30 Year Maturity	1,358,000	1,469,288
		45,776,862
Fannie Mae Pool:
3.0000%, 10/1/34	696,987	741,097
2.5000%, 11/1/34	449,031	476,485
3.0000%, 11/1/34	257,437	276,783
3.0000%, 12/1/34	262,538	281,305
6.0000%, 2/1/37	92,724	110,567
4.5000%, 11/1/42	546,579	613,788
3.0000%, 1/1/43	297,163	317,240
3.0000%, 2/1/43	86,231	91,953
3.0000%, 5/1/43	3,457,073	3,646,004
3.0000%, 5/1/43	633,871	675,565
3.5000%, 4/1/44	1,103,824	1,231,845
5.0000%, 7/1/44	71,750	80,314
4.5000%, 10/1/44	1,276,858	1,467,030
4.5000%, 3/1/45	1,946,482	2,236,386
4.5000%, 6/1/45	1,174,940	1,311,253
3.5000%, 12/1/45	1,098,722	1,179,482
3.5000%, 12/1/45	774,435	862,855
3.0000%, 1/1/46	127,923	134,914
4.5000%, 2/1/46	2,655,036	2,981,511
3.5000%, 7/1/46	1,405,367	1,543,959
3.0000%, 9/1/46	7,873,836	8,402,053
3.0000%, 2/1/47	25,761,322	27,489,523
3.0000%, 3/1/47	2,550,968	2,727,312
3.5000%, 3/1/47	955,324	1,025,544
4.5000%, 5/1/47	390,750	435,705
4.5000%, 5/1/47	348,640	384,603

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.5000%, 5/1/47	$347,610	$384,920
4.5000%, 5/1/47	262,806	293,041
4.5000%, 5/1/47	258,886	285,590
4.5000%, 5/1/47	191,785	212,370
4.5000%, 5/1/47	129,664	143,581
4.5000%, 5/1/47	89,406	99,692
4.5000%, 5/1/47	80,465	89,723
4.0000%, 6/1/47	261,138	279,986
4.0000%, 6/1/47	182,383	197,082
4.0000%, 6/1/47	154,855	166,033
4.0000%, 6/1/47	76,261	82,407
4.5000%, 6/1/47	1,648,098	1,790,461
4.5000%, 6/1/47	108,136	120,576
3.5000%, 7/1/47	772,177	828,935
4.0000%, 7/1/47	263,938	282,989
4.0000%, 7/1/47	170,511	182,818
4.0000%, 7/1/47	93,695	100,457
4.0000%, 7/1/47	29,655	31,795
4.5000%, 7/1/47	1,205,710	1,309,860
4.5000%, 7/1/47	778,073	845,283
4.5000%, 7/1/47	680,573	739,361
3.5000%, 8/1/47	1,102,522	1,181,225
3.5000%, 8/1/47	644,405	682,101
3.5000%, 8/1/47	406,057	455,432
4.0000%, 8/1/47	512,492	549,483
4.0000%, 8/1/47	311,960	334,477
4.5000%, 8/1/47	1,180,413	1,282,378
4.5000%, 8/1/47	135,916	148,331
4.0000%, 9/1/47	148,471	161,104
4.5000%, 9/1/47	1,132,028	1,229,813
4.5000%, 9/1/47	691,558	751,295
4.5000%, 9/1/47	384,123	417,304
4.0000%, 10/1/47	702,275	752,964
4.0000%, 10/1/47	616,279	668,717
4.0000%, 10/1/47	560,021	607,672
4.0000%, 10/1/47	407,250	436,645
4.0000%, 10/1/47	396,254	429,971
4.5000%, 10/1/47	151,505	164,592
4.5000%, 10/1/47	90,571	98,395
4.0000%, 11/1/47	788,572	845,490
4.0000%, 11/1/47	343,793	368,607
4.5000%, 11/1/47	704,753	765,629
3.5000%, 12/1/47	2,153,456	2,300,160
3.5000%, 12/1/47	926,912	986,583
3.5000%, 12/1/47	219,892	246,631
3.5000%, 12/1/47	114,892	128,863
4.0000%, 12/1/47	1,102,926	1,182,534
3.5000%, 1/1/48	1,545,370	1,650,647
3.5000%, 1/1/48	1,523,253	1,628,794
4.0000%, 1/1/48	5,948,385	6,426,684
4.0000%, 1/1/48	5,222,279	5,647,771
4.0000%, 1/1/48	372,604	399,498
3.0000%, 2/1/48	1,161,787	1,253,526
3.5000%, 3/1/48	962,624	1,025,942
3.5000%, 3/1/48	176,416	196,811
4.0000%, 3/1/48	2,064,033	2,225,462
4.5000%, 3/1/48	1,004,638	1,089,912
4.5000%, 3/1/48	78,612	85,518
3.5000%, 4/1/48	1,916,694	2,116,320
4.5000%, 4/1/48	1,128,392	1,224,170
3.0000%, 5/1/48	590,490	623,802
4.0000%, 5/1/48	1,815,369	1,932,504
4.5000%, 5/1/48	704,388	764,176
4.5000%, 5/1/48	626,161	679,310
5.0000%, 5/1/48	1,690,630	1,852,383
4.5000%, 6/1/48	1,143,947	1,241,046
4.5000%, 6/1/48	635,621	689,573
3.5000%, 7/1/48	23,116,536	24,514,807
4.5000%, 8/1/48	59,640	64,427
3.0000%, 11/1/48	3,271,149	3,446,435
3.5000%, 11/1/48	3,238,168	3,575,427
4.0000%, 2/1/49	1,059,938	1,128,329
3.5000%, 7/1/49	1,487,895	1,566,795
3.0000%, 8/1/49	1,468,825	1,572,416

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 9/1/49	$296,241	$314,447
4.0000%, 9/1/49	2,567,036	2,811,020
2.5000%, 1/1/50	653,877	688,717
3.5000%, 8/1/56	4,553,254	5,010,805
3.0000%, 2/1/57	4,295,269	4,622,450
3.5000%, 2/1/57	8,793,622	9,743,385
3.0000%, 6/1/57	80,099	86,173
		178,267,914
Freddie Mac Gold Pool:
3.5000%, 1/1/47	586,351	636,690
Freddie Mac Pool:
3.0000%, 5/1/31	5,925,978	6,293,450
3.0000%, 9/1/32	1,310,478	1,398,383
3.0000%, 10/1/32	691,054	728,682
3.0000%, 1/1/33	756,985	807,763
2.5000%, 12/1/33	6,617,620	6,934,948
3.0000%, 10/1/34	1,296,014	1,386,067
3.0000%, 10/1/34	535,509	569,459
2.5000%, 11/1/34	1,833,973	1,946,463
2.5000%, 11/1/34	365,572	387,995
6.0000%, 4/1/40	1,530,064	1,827,267
3.5000%, 7/1/42	274,358	297,880
3.5000%, 8/1/42	357,477	388,125
3.5000%, 8/1/42	300,604	326,376
3.5000%, 2/1/43	950,873	1,030,754
3.0000%, 3/1/43	2,904,000	3,099,902
3.0000%, 6/1/43	322,223	335,783
3.5000%, 2/1/44	975,024	1,056,934
4.5000%, 5/1/44	481,670	537,586
3.5000%, 12/1/44	5,970,431	6,471,999
3.0000%, 1/1/45	1,782,584	1,898,769
3.0000%, 1/1/46	202,411	221,628
3.5000%, 7/1/46	6,799,020	7,575,902
3.5000%, 7/1/46	1,307,566	1,407,105
3.0000%, 8/1/46	448,770	472,776
3.0000%, 10/1/46	3,026,956	3,221,548
4.0000%, 3/1/47	606,877	665,537
3.0000%, 4/1/47	649,064	683,785
3.5000%, 4/1/47	227,242	249,833
3.5000%, 9/1/47	4,594,857	4,863,499
3.5000%, 9/1/47	2,311,520	2,446,665
3.5000%, 9/1/47	741,906	785,282
3.5000%, 11/1/47	1,809,023	1,932,196
3.5000%, 12/1/47	3,314,602	3,621,052
3.5000%, 12/1/47	1,445,244	1,543,648
3.5000%, 2/1/48	1,541,275	1,642,266
3.5000%, 2/1/48	1,241,910	1,323,331
4.0000%, 3/1/48	1,512,700	1,631,112
4.5000%, 3/1/48	73,924	79,846
4.0000%, 4/1/48	2,756,368	2,934,373
4.0000%, 4/1/48	1,597,308	1,720,859
4.0000%, 5/1/48	2,826,702	3,009,250
4.5000%, 7/1/48	599,885	652,481
5.0000%, 9/1/48	230,446	254,926
4.5000%, 12/1/48	1,213,049	1,337,555
3.0000%, 8/1/49	1,337,149	1,414,940
3.0000%, 8/1/49	490,843	525,492
3.5000%, 8/1/49	451,546	475,448
3.5000%, 8/1/49	270,631	284,956
3.5000%, 9/1/49	691,182	730,648
3.0000%, 10/1/49	1,108,508	1,159,807
3.0000%, 10/1/49	766,167	801,623
3.0000%, 11/1/49	1,656,991	1,733,672
3.0000%, 11/1/49	1,168,528	1,222,604
3.0000%, 11/1/49	905,633	947,543
3.0000%, 12/1/49	1,545,436	1,616,954
3.0000%, 12/1/49	913,976	956,272
3.0000%, 12/1/49	832,123	870,631
2.5000%, 1/1/50	288,338	303,761
3.0000%, 3/1/50	1,020,313	1,074,304
3.5000%, 3/1/50	618,943	666,583
		96,786,278
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	4,078,122	4,233,825

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae– (continued)
2.5000%, TBA, 30 Year Maturity	$20,540,500	$21,552,120
		25,785,945
Ginnie Mae I Pool:
4.0000%, 1/15/45	5,542,558	6,040,138
4.5000%, 8/15/46	5,571,093	6,179,914
4.0000%, 7/15/47	1,678,839	1,825,258
4.0000%, 8/15/47	397,139	431,775
4.0000%, 11/15/47	656,942	714,237
4.0000%, 12/15/47	783,860	852,224
		16,043,546
Ginnie Mae II Pool:
4.0000%, 8/20/47	627,515	677,246
4.0000%, 8/20/47	164,306	180,270
4.0000%, 8/20/47	88,143	95,128
4.5000%, 2/20/48	930,405	1,006,023
4.0000%, 5/20/48	487,204	521,614
4.5000%, 5/20/48	3,141,755	3,381,914
4.5000%, 5/20/48	460,346	495,535
4.0000%, 6/20/48	4,866,193	5,209,880
5.0000%, 8/20/48	3,745,614	4,084,396
		15,652,006
Total Mortgage-Backed Securities (cost $371,886,196)		378,949,241
United States Treasury Notes/Bonds– 3.9%
1.1250%, 2/28/22	54,094,600	54,842,627
0.2500%, 6/30/25	16,729,400	16,718,944
0.3750%, 9/30/27	3,772,000	3,746,657
0.6250%, 8/15/30	31,926,000	31,741,428
1.1250%, 5/15/40	2,920,000	2,873,919
2.7500%, 8/15/42	34,032,500	43,606,799
1.2500%, 5/15/50	84,006,800	79,609,569
Total United States Treasury Notes/Bonds (cost $227,402,636)		233,139,943
Common Stocks– 60.9%
Aerospace & Defense – 1.0%
General Dynamics Corp	417,655	57,815,982
Air Freight & Logistics – 0.5%
United Parcel Service Inc	199,623	33,263,180
Banks – 0.7%
Bank of America Corp	1,874,146	45,148,177
Beverages – 0.7%
Monster Beverage Corp*	543,977	43,626,955
Biotechnology – 0.6%
AbbVie Inc	392,400	34,370,316
Capital Markets – 2.5%
Apollo Global Management Inc	137,702	6,162,164
Blackstone Group Inc	866,451	45,228,742
CME Group Inc	249,420	41,730,460
Morgan Stanley	851,195	41,155,278
S&P Global Inc	50,409	18,177,485
		152,454,129
Chemicals – 0.5%
Sherwin-Williams Co	40,403	28,150,386
Communications Equipment – 0.3%
Motorola Solutions Inc	120,790	18,941,080
Consumer Finance – 0.6%
American Express Co	344,503	34,536,426
Electronic Equipment, Instruments & Components – 0.4%
Corning Inc	747,389	24,222,877
Entertainment – 0.9%
Activision Blizzard Inc	139,200	11,268,240
Walt Disney Co	335,373	41,613,082
		52,881,322
Equity Real Estate Investment Trusts (REITs) – 0.9%
Crown Castle International Corp	223,276	37,175,454
MGM Growth Properties LLC	660,988	18,494,444
		55,669,898
Food & Staples Retailing – 1.5%
Costco Wholesale Corp	214,337	76,089,635
Sysco Corp	265,878	16,542,929
		92,632,564
Food Products – 0.5%
Hershey Co	197,730	28,342,618
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	647,950	70,516,398

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
Intuitive Surgical Inc*	24,504	$17,386,568
Medtronic PLC	387,409	40,259,543
Stryker Corp	91,222	19,007,928
		147,170,437
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	387,175	120,709,550
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc	335,488	28,623,836
McDonald's Corp	427,829	93,904,187
Starbucks Corp	386,908	33,243,135
		155,771,158
Household Products – 1.1%
Clorox Co	68,202	14,334,014
Procter & Gamble Co	391,048	54,351,762
		68,685,776
Industrial Conglomerates – 1.0%
Honeywell International Inc	351,788	57,907,823
Information Technology Services – 4.0%
Accenture PLC	369,585	83,522,514
Mastercard Inc	460,486	155,722,551
		239,245,065
Insurance – 1.6%
Marsh & McLennan Cos Inc	156,807	17,985,763
Progressive Corp	852,549	80,710,814
		98,696,577
Interactive Media & Services – 2.3%
Alphabet Inc - Class C*	93,842	137,910,203
Internet & Direct Marketing Retail – 3.4%
Amazon.com Inc*	60,191	189,525,207
Booking Holdings Inc*	10,782	18,444,552
		207,969,759
Leisure Products – 0.5%
Hasbro Inc	366,819	30,343,268
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	143,418	63,321,915
Machinery – 0.8%
Deere & Co	218,872	48,508,601
Media – 1.4%
Comcast Corp	1,774,081	82,068,987
Multiline Retail – 1.0%
Dollar General Corp	280,339	58,764,661
Multi-Utilities – 0.4%
Sempra Energy	179,491	21,244,555
Personal Products – 0.2%
Estee Lauder Cos Inc	62,697	13,683,620
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co	962,980	58,058,064
Eli Lilly & Co	444,359	65,774,019
Merck & Co Inc	1,090,250	90,436,237
		214,268,320
Real Estate Management & Development – 0.4%
CBRE Group Inc*	556,848	26,155,151
Road & Rail – 0.7%
CSX Corp	565,480	43,920,832
Semiconductor & Semiconductor Equipment – 4.2%
Intel Corp	1,023,006	52,971,251
Lam Research Corp	215,746	71,573,735
NVIDIA Corp	131,788	71,326,301
QUALCOMM Inc	72,374	8,516,972
Texas Instruments Inc	334,706	47,792,670
		252,180,929
Software – 7.9%
Adobe Inc*	261,211	128,105,711
Microsoft Corp	1,405,691	295,801,226
salesforce.com Inc*	222,105	55,819,429
		479,726,366
Specialty Retail – 1.9%
Home Depot Inc	421,225	116,978,395
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	1,776,039	205,683,077
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc	475,612	59,708,330

Shares or Principal Amounts		Value
Common Stocks– (continued)
Tobacco – 0.3%
Altria Group Inc	413,525	$15,978,606
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	179,284	20,502,918
Total Common Stocks (cost $2,302,053,872)		3,689,160,789
Preferred Stocks– 0.3%
Banks – 0.3%
First Republic Bank/CA, 4.1250%µ	286,925	7,287,895
Truist Financial Corp, 4.7500%µ	328,875	8,534,306
Total Preferred Stocks (cost $15,395,000)		15,822,201
Investment Companies– 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $178,193,635)	178,181,101	178,198,919
Total Investments (total cost $4,661,128,951) – 101.8%		6,162,496,746
Liabilities, net of Cash, Receivables and Other Assets – (1.8)%		(106,909,283)
Net Assets – 100%		$6,055,587,463

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$6,058,489,741	98.3%
United Kingdom	48,545,102	0.8
France	22,042,383	0.4
Belgium	9,831,730	0.2
Switzerland	8,900,719	0.1
Canada	8,542,534	0.1
Mexico	6,144,537	0.1

Total	$6,162,496,746	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$672,169	$(70)	$5,686	$178,198,919

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	105,128,872	1,555,615,435	(1,482,551,004)	178,198,919

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $608,517,295, which represents 10.0% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$312,847,290	$-
Bank Loans and Mezzanine Loans	-	8,993,528	-
Corporate Bonds	-	1,345,384,835	-
Mortgage-Backed Securities	-	378,949,241	-
United States Treasury Notes/Bonds	-	233,139,943	-
Common Stocks	3,689,160,789	-	-
Preferred Stocks	-	15,822,201	-
Investment Companies	-	178,198,919	-
Total Assets	$3,689,160,789	$2,473,335,957	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-

dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.